SHORT-TERM AND LONG-TERM DEBT - Composition of long term debt (Details)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 EUR (€)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Less current portion of long-term debt	$ (1,373,000,000)		$ (836,000,000)
Total non-current portion of non-current borrowings	6,069,000,000		6,488,000,000
Total
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	6,734,000,000		6,633,000,000
Total Corporate
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	6,483,000,000		6,356,000,000
5.5 billion Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Notional amount	5,500,000,000
Borrowings outstanding	0		0
€750 million Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 750,000,000
Borrowings outstanding	$ 0		551,000,000
€750 million Unsecured Notes | Fixed
Disclosure of detailed information about borrowings [line items]
Interest rate	3.13%	3.13%
€500 million Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 500,000,000
Borrowings outstanding	$ 381,000,000		415,000,000
€500 million Unsecured Notes | Fixed
Disclosure of detailed information about borrowings [line items]
Interest rate	0.95%	0.95%
€750 million Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 750,000,000
Borrowings outstanding	$ 778,000,000		848,000,000
€750 million Unsecured Notes | Fixed
Disclosure of detailed information about borrowings [line items]
Interest rate	1.00%	1.00%
€1 billion Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 1,000,000,000
Borrowings outstanding	$ 553,000,000		604,000,000
€1 billion Unsecured Notes | Fixed
Disclosure of detailed information about borrowings [line items]
Interest rate	2.25%	2.25%
750 Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 750,000,000
Borrowings outstanding	$ 289,000,000		289,000,000
750 Unsecured Notes | Fixed
Disclosure of detailed information about borrowings [line items]
Interest rate	3.60%	3.60%
500 Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 500,000,000
Borrowings outstanding	$ 183,000,000		183,000,000
500 Unsecured Notes | Fixed
Disclosure of detailed information about borrowings [line items]
Interest rate	6.13%	6.13%
€750 million Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount | €		€ 750,000,000
Borrowings outstanding	$ 775,000,000		844,000,000
€750 million Unsecured Notes | Fixed
Disclosure of detailed information about borrowings [line items]
Interest rate	1.75%	1.75%
750 Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 750,000,000
Borrowings outstanding	$ 399,000,000		399,000,000
750 Unsecured Notes | Fixed
Disclosure of detailed information about borrowings [line items]
Interest rate	4.55%	4.55%
500 Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 500,000,000
Borrowings outstanding	$ 495,000,000		494,000,000
500 Unsecured Notes | Fixed
Disclosure of detailed information about borrowings [line items]
Interest rate	4.25%	4.25%
1.5 billion Unsecured Bonds
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,500,000,000
Borrowings outstanding	$ 671,000,000		671,000,000
1.5 billion Unsecured Bonds | Fixed
Disclosure of detailed information about borrowings [line items]
Interest rate	7.00%	7.00%
1 billion Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,000,000,000
Borrowings outstanding	$ 428,000,000		428,000,000
1 billion Unsecured Notes | Fixed
Disclosure of detailed information about borrowings [line items]
Interest rate	6.75%	6.75%
EIB loan, due 2032
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 291,000,000		0
EIB loan, due 2032 | Floating
Disclosure of detailed information about borrowings [line items]
Interest rate	1.56%	1.56%
EIB loan, due 2025
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 167,000,000	€ 160,000,000	215,000,000
EIB loan, due 2025 | Fixed
Disclosure of detailed information about borrowings [line items]
Interest rate	1.16%	1.16%
Schuldschein loans
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 753,000,000		0
Schuldschein loans | Fixed/Floating | Bottom of range
Disclosure of detailed information about borrowings [line items]
Interest rate	1.50%	1.50%
Schuldschein loans | Fixed/Floating | Top of range
Disclosure of detailed information about borrowings [line items]
Interest rate	3.00%	3.00%
Other loans
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 73,000,000		142,000,000
Other loans | Fixed
Disclosure of detailed information about borrowings [line items]
Interest rate	3.10%	3.10%
Other loans
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 247,000,000		273,000,000
Other loans | Floating | Bottom of range
Disclosure of detailed information about borrowings [line items]
Interest rate	0.60%	0.60%
Other loans | Floating | Top of range
Disclosure of detailed information about borrowings [line items]
Interest rate	2.30%	2.30%
Total long-term debt (excluding lease obligations)
Disclosure of detailed information about borrowings [line items]
Total non-current portion of non-current borrowings	$ 5,361,000,000		5,797,000,000
Long term lease obligations
Disclosure of detailed information about borrowings [line items]
Less current portion of long-term debt	(163,000,000)		(189,000,000)
Total non-current portion of non-current borrowings	708,000,000		691,000,000
Americas
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	65,000,000		72,000,000
Americas | Other loans
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 65,000,000		72,000,000
Americas | Other loans | Fixed/Floating | Bottom of range
Disclosure of detailed information about borrowings [line items]
Interest rate	0.00%	0.00%
Americas | Other loans | Fixed/Floating | Top of range
Disclosure of detailed information about borrowings [line items]
Interest rate	10.70%	10.70%
Europe, Asia & Africa
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 186,000,000		205,000,000
Europe, Asia & Africa | EBRD Facility
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 59,000,000		82,000,000
Europe, Asia & Africa | EBRD Facility | Floating | Bottom of range
Disclosure of detailed information about borrowings [line items]
Interest rate	4.20%	4.20%
Europe, Asia & Africa | EBRD Facility | Floating | Top of range
Disclosure of detailed information about borrowings [line items]
Interest rate	4.50%	4.50%
Europe, Asia & Africa | Other loans
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding	$ 127,000,000		$ 123,000,000
Europe, Asia & Africa | Other loans | Fixed/Floating | Bottom of range
Disclosure of detailed information about borrowings [line items]
Interest rate	0.00%	0.00%
Europe, Asia & Africa | Other loans | Fixed/Floating | Top of range
Disclosure of detailed information about borrowings [line items]
Interest rate	5.60%	5.60%